RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Investment Gain (Details) - EBP 020 - Plan's Interest in Commingled Trust $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	$ 15,725
Impact of Reflecting Fully Benefit-Responsive Investment Contracts at Fair Value	454
Net Investment Gain from Plan’s Interest in Commingled Trust per the Form 5500	$ 16,179